Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Federal and State Income Taxes (Benefit) Between Current and Deferred Portions

Allocation of Federal and state income taxes (benefit) between current and deferred portions is as follows (in thousands):

	Current	Deferred	Total
Year Ended December 31, 2014:
Federal	$(98)	(1,271)	(1,369)
State	—	(221)	(221)

Total income taxes	$(98)	(1,492)	(1,590)

Year Ended December 31, 2013:
Federal	26	64	90
State	—	15	15

Total income taxes	$26	79	105

Summary of Differences Between Statutory Federal Income Tax Rate and Effective Tax Rate

The reasons for the differences between the statutory Federal income tax rate and the effective tax rate are as follows ($ in thousands):

	Year Ended December 31,
	2014		2013
	Amount	%	Amount	%
Income taxes (benefit) at Federal statutory rate	$(1,378)	(34.0)%	$84	34.0%
Increase (decrease) in taxes resulting from:
State taxes, net of Federal tax benefit	(146)	(3.6)	10	4.1
Other	(66)	(1.6)	11	4.6

Total	$(1,590)	(39.2)%	$105	42.7%

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands):

	At December 31,
	2014	2013
Deferred tax assets:
Allowance for loan losses	$642	684
Net operating loss carryforwards	1,739	—
Deferred compensation	780	715
Deferred loan fees	47	52
Alternative minimum tax credits	169	200
Accrued interest income	56	99
Foreclosed property expenses	—	212
Premises and Equipment	45	—
Other	6	3

Deferred tax assets	3,484	1,965

Deferred tax liabilities:
Officers life insurance	(702)	(644)
Premises and equipment	—	(31)

Deferred tax liabilities	(702)	(675)

Net deferred tax asset	$2,782	1,290